GEOGRAPHIC SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
Disclosure of geographical segments

				Q2 2018
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$577	$130	$—	$707
EBITDA(1)	256	21	(5)	272
Depreciation and amortization	30	6	—	36
Additions to property, plant and equipment	48	5	—	53

				Q2 2017
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$431	$105	$—	$536
EBITDA(1)	155	9	(2)	162
Depreciation and amortization	23	4	—	27
Additions to property, plant and equipment	32	25	—	57

				6 mos 2018
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$1,025	$258	$—	$1,283
EBITDA(1)	412	39	(10)	441
Depreciation and amortization	55	11	—	66
Additions to property, plant and equipment	93	10	—	103
Property, plant and equipment	1,199	254	—	1,453

				6 mos 2017
(US $ millions)	North America	Europe	Unallocated	Total
Sales	$798	$205	$—	$1,003
EBITDA(1)	252	15	(8)	259
Depreciation and amortization	44	7	—	51
Additions to property, plant and equipment	59	56	—	115
Property, plant and equipment(2)	1,168	253	—	1,421
 (1) EBITDA is a non-IFRS financial measure, which the Company uses to assess segment performance and operating results. The Company defines EBITDA as earnings before finance costs, income tax, depreciation and amortization. Non-IFRS financial measures do not have any standardized meaning prescribed by IFRS and are therefore unlikely to be comparable to similar measures presented by other companies.